Note 4. Net Loss Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes
Note 4. Net Loss Per Share

Note 4. Net Loss Per Share

During the six months ended March 31, 2019 and March 31, 2018, the Company recorded a net loss. The Company does not have any potentially dilutive securities outstanding. Therefore, basic and diluted net loss per share is the same for those periods.

Note 4. Net Loss Per Share

During the years ended September 30, 2018 and 2017, the Company recorded a net loss. The Company does not have any potentially dilutive securities outstanding. Therefore, basic and diluted net loss per share is the same for those periods.